Trade Receivables - Ageing Analysis of Trade Receivables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	¥ 2,675	¥ 2,989
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,712	3,026
Gross carrying amount [member] | Within 1 month [member]
Disclosure of financial assets [line items]
Trade receivables	2,067	2,536
Gross carrying amount [member] | More than 1 month but less than 3 months [member]
Disclosure of financial assets [line items]
Trade receivables	497	321
Gross carrying amount [member] | More than 3 months but less than 12 months [member]
Disclosure of financial assets [line items]
Trade receivables	112	142
Gross carrying amount [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	36	27
Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (37)	¥ (37)